Other Financial Liabilities - Summary of Identification of Bank Borrowings by Company (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	$ 68,519,783	$ 88,339,890
Other financial liabilities, Non-current	2,183,803,256	1,941,874,378
Interest-Bearing Borrowings [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	55,977,988	75,182,769
Other financial liabilities, Non-current	2,138,411,462	1,868,805,671
Interest-Bearing Borrowings [Member] | Level 2 [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	1,627,731	25,599,392
Other financial liabilities, Non-current	465,166,560	210,558,388
Interest-Bearing Borrowings [Member] | Bank Loans [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	1,627,731	25,599,392
Other financial liabilities, Non-current	$ 465,166,560	$ 210,558,388
Interest-Bearing Borrowings [Member] | Banco Santander (Overdraft facility) [Member] | Level 2 [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.00%	6.00%
Nominal Interest Rate	6.00%	6.00%
Amortization	Upon expiration	Upon expiration
Other financial liabilities, Current	$ 3	$ 3
Interest-Bearing Borrowings [Member] | Inter-American Development Bank (BID) [Member] | Level 2 [Member] | Enel Green Power Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	1.50%	1.50%
Nominal Interest Rate	1.50%	1.50%
Other financial liabilities, Current		$ 25,389,270
Interest-Bearing Borrowings [Member] | Overdraft facility (Banco Scotiabank) [Member] | Level 2 [Member] | Enel Distribucion Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.00%	6.00%
Nominal Interest Rate	6.00%	6.00%
Amortization	Upon expiration	Upon expiration
Interest-Bearing Borrowings [Member] | Banco Santander [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.22%	5.22%
Nominal Interest Rate	5.22%	5.22%
Amortization	Upon expiration	Upon expiration
Other financial liabilities, Current	$ 24,825	$ 1,991
Other financial liabilities, Non-current	$ 42,616,261	$ 41,944,576
Interest-Bearing Borrowings [Member] | Sumitomo Mitsui Banking Corp. NY [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.70%	5.70%
Nominal Interest Rate	5.70%	5.70%
Amortization	Upon expiration	Upon expiration
Other financial liabilities, Current	$ 318,451	$ 73,007
Other financial liabilities, Non-current	$ 42,548,459	$ 41,910,312
Interest-Bearing Borrowings [Member] | Scotiabank Chile [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.29%	6.29%
Nominal Interest Rate	6.29%	6.29%
Amortization	Upon expiration	Upon expiration
Other financial liabilities, Current	$ 582,906	$ 135,121
Other financial liabilities, Non-current	$ 128,379,000	$ 126,703,500
Interest-Bearing Borrowings [Member] | European Investment Bank [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.17%	5.17%
Nominal Interest Rate	5.17%	5.17%
Other financial liabilities, Current	$ 314,835
Other financial liabilities, Non-current	$ 34,234,400
Interest-Bearing Borrowings [Member] | European Investment Bank One [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.28%	5.28%
Nominal Interest Rate	5.28%	5.28%
Other financial liabilities, Current	$ 80,276
Other financial liabilities, Non-current	$ 8,558,600
Interest-Bearing Borrowings [Member] | European Investment Bank Two [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.79%	4.79%
Nominal Interest Rate	4.79%	4.79%
Other financial liabilities, Current	$ 305,760
Other financial liabilities, Non-current	$ 208,829,840
Interest-Bearing Borrowings [Member] | Commitment fee (Scotiabank) [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	0.09%	0.09%
Nominal Interest Rate	0.09%	0.09%
Amortization	Quarterly	Quarterly
Other financial liabilities, Current	$ 80
Interest-Bearing Borrowings [Member] | Commitment fee (BBVA ES) [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	0.25%	0.25%
Nominal Interest Rate	0.25%	0.25%
Amortization	Quarterly	Quarterly
Other financial liabilities, Current	$ 595
Interest-Bearing Borrowings [Member] | More than 90 Days [Member] | Level 2 [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	1,627,053	$ 25,599,389
Interest-Bearing Borrowings [Member] | More than 90 Days [Member] | Inter-American Development Bank (BID) [Member] | Level 2 [Member] | Enel Green Power Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current		25,389,270
Interest-Bearing Borrowings [Member] | More than 90 Days [Member] | Banco Santander [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	24,825	1,991
Interest-Bearing Borrowings [Member] | More than 90 Days [Member] | Sumitomo Mitsui Banking Corp. NY [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	318,451	73,007
Interest-Bearing Borrowings [Member] | More than 90 Days [Member] | Scotiabank Chile [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	582,906	135,121
Interest-Bearing Borrowings [Member] | More than 90 Days [Member] | European Investment Bank [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	314,835
Interest-Bearing Borrowings [Member] | More than 90 Days [Member] | European Investment Bank One [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	80,276
Interest-Bearing Borrowings [Member] | More than 90 Days [Member] | European Investment Bank Two [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	305,760
Interest-Bearing Borrowings [Member] | One to Two Years [Member] | Level 2 [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	42,616,261
Interest-Bearing Borrowings [Member] | One to Two Years [Member] | Bank Loans [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	42,616,261
Interest-Bearing Borrowings [Member] | One to Two Years [Member] | Banco Santander [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	42,616,261
Interest-Bearing Borrowings [Member] | One to Three Years [Member] | Level 2 [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current		41,944,576
Interest-Bearing Borrowings [Member] | One to Three Years [Member] | Banco Santander [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current		41,944,576
Interest-Bearing Borrowings [Member] | Two to Three Years [Member] | Level 2 [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	42,548,459
Interest-Bearing Borrowings [Member] | Two to Three Years [Member] | Bank Loans [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	42,548,459	41,944,576
Interest-Bearing Borrowings [Member] | Two to Three Years [Member] | Sumitomo Mitsui Banking Corp. NY [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	42,548,459
Interest-Bearing Borrowings [Member] | Three to Four Years [Member] | Level 2 [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	128,379,000	41,910,312
Interest-Bearing Borrowings [Member] | Three to Four Years [Member] | Bank Loans [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	128,379,000	41,910,312
Interest-Bearing Borrowings [Member] | Three to Four Years [Member] | Sumitomo Mitsui Banking Corp. NY [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current		41,910,312
Interest-Bearing Borrowings [Member] | Three to Four Years [Member] | Scotiabank Chile [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	128,379,000
Interest-Bearing Borrowings [Member] | Four to Five Years [Member] | Level 2 [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	20,968,571	126,703,500
Interest-Bearing Borrowings [Member] | Four to Five Years [Member] | Bank Loans [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	20,968,571	126,703,500
Interest-Bearing Borrowings [Member] | Four to Five Years [Member] | Scotiabank Chile [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current		126,703,500
Interest-Bearing Borrowings [Member] | Four to Five Years [Member] | European Investment Bank [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	2,852,867
Interest-Bearing Borrowings [Member] | Four to Five Years [Member] | European Investment Bank One [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	713,217
Interest-Bearing Borrowings [Member] | Four to Five Years [Member] | European Investment Bank Two [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	17,402,487
Interest-Bearing Borrowings [Member] | More Than Five Years [Member] | Level 2 [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	230,654,269
Interest-Bearing Borrowings [Member] | More Than Five Years [Member] | Bank Loans [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	230,654,269
Interest-Bearing Borrowings [Member] | More Than Five Years [Member] | European Investment Bank [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	31,381,533
Interest-Bearing Borrowings [Member] | More Than Five Years [Member] | European Investment Bank One [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	7,845,383
Interest-Bearing Borrowings [Member] | More Than Five Years [Member] | European Investment Bank Two [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	191,427,353
Interest-Bearing Borrowings [Member] | Less than 90 Days [Member] | Level 2 [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	678	3
Interest-Bearing Borrowings [Member] | Less than 90 Days [Member] | Banco Santander (Overdraft facility) [Member] | Level 2 [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	3	$ 3
Interest-Bearing Borrowings [Member] | Less than 90 Days [Member] | Commitment fee (Scotiabank) [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	80
Interest-Bearing Borrowings [Member] | Less than 90 Days [Member] | Commitment fee (BBVA ES) [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	$ 595